Leases - Schedule of Weighted Average Remaining Lease Term And Discount Rate (Detail)	Dec. 31, 2022
Leases [Abstract]
Weighted-average remaining lease term - operating lease (in years)	5 years 2 months 1 day
Weighted-average discount rate - operating lease	11.00%